Financial Instruments and Management of Financial Risks	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial Instruments and Management of Financial Risks

Note 13 – Financial Instruments and Management of Financial Risks:

A.	Financial risk factors

The Company’s activity exposes it to various financial risks, such as market risks (foreign currency risk, interest rate risk and price risk), credit risk and liquidity risk. The Company’s overall risk management plan focuses on activities to minimize possible negative effects on the Company’s financial performance.

1)	Market risks:

A.	Foreign currency risk

The carrying amounts of the Group’s financial assets and liabilities which are denominated in foreign currency are as follows:

	Assets		Liabilities
	As of December 31		As of December 31
	2025	2024	2025	2024
	NIS in thousands	NIS in thousands	NIS in thousands	NIS in thousands
Investment in Fore – USD	122	2,147		-
Other receivables – USD	777	1,425		-
Trade payables – USD		-	385	12,491
Trade payables – CAD		-	11,747	2,197

B.	Price risk

The Company has invested in marketable shares listed on a stock exchange, which are classified as financial assets in respect of which the Group is exposed to risk due to volatility in the security’s price, which is determined based on market prices on the stock exchange. The balance of these investments in the financial statements as of December 31, 2025 is NIS 209 thousand.

Intercure Ltd.
Notes to the Consolidated Financial Statements

Note 13 – Financial Instruments and Management of Financial Risks: (Cont.)

2)	Credit risk

Cash and cash equivalents:

Credit risk arises in respect of cash and cash equivalents. The Company engaged with banking corporations which have been given minimum independent ratings of BBB from S&P Global.

Customer debt:

The terms of customer credit are up to end of month + 90 days. The Company’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. The Company evaluates provisions for doubtful debts on a case by case basis. The Company has a factoring agreement in respect of customer debt with a leading bank in Israel and other financing institutions. In accordance with the agreement, as of December 2025 and 2024, the Company assigned, through absolute assignment by way of sale, customer debt in the amount of approximately NIS 10 million and 7 million, respectively with an estimate annual interest of 7.6%.

3)	Liquidity risk:

The Company evaluates the risk of cash shortage using monthly budgets.

The following table presents the repayment periods of the Group’s financial liabilities, in accordance with their contractual terms, by undiscounted amounts (including payments in respect of interest):

As of December 31, 2025

	Up to one year	One year or more	Total
	NIS in thousands
Credit from banking corporations **	88,802	59,460	148,262
Trade payables and other payables	107,335	-	107,335
Lease liability (1)	4,262	19,489	23,751
Short term loan from related party (Note 23)	11,000	-	11,000
	211,399	78,949	290,348

As of December 31, 2024:

	Up to one year	One year or more	Total
	NIS in thousands
Credit from banking corporations **	69,435	111,334	180,769
Trade payables and other payables	114,559		114,560
Lease liability (1)	4,789	23,201	27,990
	188,783	134,535	323,319

**	The Company is in compliance with the required financial covenants. Therefore, the liabilities are presented under non-current liabilities.

(1)	The Company has lease agreements for the Company’s offices in Herzliya and for the pharmacies located throughout Israel. the term of the lease agreements ends between 2025 – 2036, depending on the location.

Intercure Ltd.
Notes to the Consolidated Financial Statements

Note 13 – Financial Instruments and Mthegement of Financial Risks: (Cont.)

4)	Change in interest curves and inflation expectations

As from 2021 inflation rates in Israel and the world have been rising – in 2021 the rate of change in the Consumer Price Index in Israel increased, an increase that continued also in 2024. In 2024 and 2025 there were no significant changes in interest rates and therefore there was no further impact on the Company.

As of December 2025, the Company has loans in the amount of NIS 148 million.

The changes in the Consumer Price Index in Israel had minor effect on items in the financial statements.

B.	Disclosure of fair value

The following table presents the Company’s financial assets and financial liabilities which are measured at fair value as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
	NIS in thousands
Assets:
Financial assets measured at fair value through profit or loss:
Investments in investees	117		122	239
Investment in XTL stocks	92			92
Total assets	209		122	331

The following table presents the Company’s financial assets and financial liabilities which are measured at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
	NIS in thousands
Assets:
Financial assets measured at fair value through profit or loss:
Investments in investees	83	-	2,147	2,230
Investment in XTL stocks	250	-	-	250
Total assets	333	-	2,147	2,480

Intercure Ltd.
Notes to the Consolidated Financial Statements

Note 13 – Financial Instruments and Management of Financial Risks: (Cont.)

Financial assets

The Company has investments in investees measured at fair value through profit or loss.

The fair value of the investments in these investees as of December 31, 2025 amounted to a total of NIS 331 thousand, in accordance with the last price per share of the recent funding round (level 3) or quoted market price (level 1). For additional information see Note 11 above.

In accordance with the valuation of the investment, the fair value of shares was estimated according to the last price per share of the recent funding round. In this method the Company’s aggregate equity value is allocated to the underlying equity securities.

For details regarding the fair value of the investment in XTL shares, see Note 7 above.

Changes in financial instruments whose fair value measurement was classified at level 3:

	Financial assets measured at fair value through profit or loss in
	2025	2024
	NIS in thousands
Opening balance	2,147	1,922
Profit (loss) which was recognized in the statement of income	(2,025)	225
Closing balance	122	2,147

C.	Sensitivity analysis to changes in market factors:

Exchange rates

The Company is not subject to significant exposure to fluctuations in exchange rates.

Intercure Ltd.
Notes to the Consolidated Financial Statements